Securities	9 Months Ended
Sep. 30, 2023
Securities
Securities	Securities
a.Breakdown of securities:

	09/30/2023	12/31/2022
Fair value through other comprehensive income - FVOCI
Financial treasury bills (LFT)	7,583,071	4,652,445
National treasury notes (NTN)	3,775,171	3,541,780
Debentures	552,899	684,153
National treasury bills (LTN)	449,351	589,496
Commercial promissory notes	180,642	22,551
Certificates of real estate receivables	148,403	203,350
Certificates of agricultural receivables	14,989	—
Financial bills	—	5,771
Subtotal	12,704,526	9,699,546

Amortized cost
National treasury notes (NTN)	658,012	645,373
Rural product bill	430,328	532,068
Debentures	45,916	112,914
Subtotal	1,134,256	1,290,355

Fair value through profit or loss - FVTPL
Financial treasury bills (LFT)	414,967	37,131
Investment fund quotas	359,244	529,903
Debentures	119,670	435,755
Certificates of agricultural receivables	70,316	237,750
Certificates of real estate receivables	59,217	44,453
Bank deposit certificates	22,191	44,638
Agribusiness credit bills (LCA)	15,892	20,413
Real estate credit bills (LCI)	4,309	1,613
Commercial promissory notes	3,278	5,157
National treasury notes (NTN)	431	384
Financial bills	—	101,467
Subtotal	1,069,515	1,458,664

Total	14,908,297	12,448,565
b.Breakdown of the carrying amount of securities by maturity, net of losses

	09/30/2023						12/31/2022
	Up to 3 months	3 months to 1 year	1 year to 3 years	From 3 to 5 years	Above 5 years	Carrying amount	Carrying amount
Fair value through other comprehensive income - FVOCI	4,965	3,892	1,088,576	4,132,727	7,474,366	12,704,526	9,699,546
Financial treasury bills (LFT)	—	—	432,322	2,415,725	4,735,024	7,583,071	4,652,445
National treasury notes (NTN)	—	—	177,934	1,227,104	2,370,133	3,775,171	3,541,780
Debentures	4,965	3,892	63,175	249,490	231,377	552,899	684,153
National treasury bills (LTN)	—	—	261,622	187,729	—	449,351	589,496
Commercial promissory notes	—	—	153,523	27,119	—	180,642	22,551
Certificates of real estate receivables	—	—	—	10,571	137,832	148,403	203,350
Certificates of agricultural receivables	—	—	—	14,989	—	14,989	—
Financial bills	—	—	—	—	—	—	5,771

Amortized cost	110,766	136,594	202,382	16,221	668,293	1,134,256	1,290,355
National treasury notes (NTN)	—	—	—	—	658,012	658,012	645,373
Rural product bill	110,766	111,871	181,189	16,221	10,281	430,328	532,068
Debentures	—	24,723	21,193	—	—	45,916	112,914

Fair value through profit or loss - FVTPL	362,679	32,013	370,646	180,018	124,159	1,069,515	1,458,664
Financial treasury bills (LFT)	—	14,068	307,862	84,982	8,055	414,967	37,131
Investment fund quotas	359,244	—	—	—	—	359,244	529,903
Debentures	1,376	11,432	25,485	31,270	50,107	119,670	435,755
Certificates of agricultural receivables	26	11	2,465	42,465	25,349	70,316	237,750
Certificates of real estate receivables	17	23	7,072	11,945	40,160	59,217	44,453
Bank deposit certificates	1,367	3,457	12,189	5,123	55	22,191	44,638
Agribusiness credit bills (LCA)	294	2,384	9,967	3,245	2	15,892	20,413
Real estate credit bills (LCI)	355	638	2,328	988	—	4,309	1,613
Commercial promissory notes	—	—	3,278	—	—	3,278	5,157
National treasury notes (NTN)	—	—	—	—	431	431	384
Financial bills	—	—	—	—	—	—	101,467
Total	478,410	172,499	1,661,604	4,328,966	8,266,818	14,908,297	12,448,565
c.Income from securities

	Three-month period		Nine-month period
	09/30/2023	09/30/2022	09/30/2023	09/30/2022
Fair value through other comprehensive income	333,051	217,655	917,204	818,805
Fair value through profit or loss	52,227	45,468	146,866	128,446
Amortized cost	32,609	77,859	126,779	148,590
Income from securities	417,887	340,982	1,190,849	1,095,841